Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2020
Financial instruments and financial risk management
Schedule of assets at fair value

	At June 30, 2020
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€3,444
Cash Equivalents		1,201,443
Current financial assets		731,355
Assets carried at fair value		€1,932,798		€—	€3,444

	At December 31, 2019
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€2,596
Current financial assets		1,004,539
Assets carried at fair value		€1,004,539		€—	€2,596